Research International Core Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (98.6%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.3%)
Advanced Info Service PCL	Thailand	635,900	4,574
Hellenic Telecommunications Organization SA	Greece	254,222	3,502
KDDI Corp.	Japan	341,800	8,930
NAVER Corp.	South Korea	26,353	3,459
SoftBank Group Corp.	Japan	180,100	7,063
Tele2 AB	Sweden	187,004	2,783

Total			30,311

Consumer Discretionary (8.2%)
adidas AG	Germany	27,899	8,686
Cie Financiere Richemont SA	Switzerland	72,879	5,347
Dufry AG *	Switzerland	22,286	1,864
Koito Manufacturing Co., Ltd.	Japan	122,100	5,962
LVMH Moet Hennessy Louis Vuitton SE	France	34,240	13,609
Paddy Power Betfair PLC	Ireland	30,930	2,894
Techtronic Industries Co., Ltd.	Hong Kong	1,022,500	7,117
USS Co., Ltd.	Japan	387,400	7,513
Yum China Holdings, Inc.	United States	102,359	4,650

Total			57,642

Consumer Staples (10.9%)
Ambev SA, ADR	Brazil	602,311	2,783
British American Tobacco PLC	United Kingdom	254,558	9,413
Danone SA	France	97,686	8,605
Japan Tobacco, Inc.	Japan	227,900	4,987
Kao Corp.	Japan	91,000	6,719
L’Oreal SA	France	29,981	8,395
Nestle SA	Switzerland	225,734	24,490
Reckitt Benckiser Group PLC	United Kingdom	105,354	8,218
Sundrug Co., Ltd.	Japan	98,800	3,107

Total			76,717

Energy (5.4%)
BP PLC	United Kingdom	1,673,317	10,612
Cairn Energy PLC *	United Kingdom	1,546,546	3,649
Caltex Australia, Ltd.	Australia	249,408	4,431
Enbridge, Inc.	Canada	98,921	3,472
Eni SpA	Italy	421,305	6,444
Galp Energia SGPS SA	Portugal	425,204	6,407
Oil Search, Ltd.	Papua New Guinea	651,658	3,220

Total			38,235

Financials (18.9%)
AEON Financial Service Co., Ltd.	Japan	395,700	5,951
AIA Group, Ltd.	Hong Kong	1,375,400	12,995
AIB Group PLC	Ireland	1,557,175	4,623
Aon PLC	United Kingdom	59,255	11,470

Common Stocks (98.6%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Barclays PLC	United Kingdom	1,863,301	3,446
BNP Paribas SA	France	189,043	9,204
Euronext NV	Netherlands	94,290	7,713
HDFC Bank, Ltd.	India	370,802	6,423
Hiscox, Ltd.	Bermuda	301,293	6,149
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	173,300	5,085
Intesa Sanpaolo SpA	Italy	3,690,563	8,751
Julius Baer Group, Ltd. *	Switzerland	162,438	7,197
KBC Group NV	Belgium	107,724	7,000
Mitsubishi UFJ Financial Group, Inc.	Japan	1,636,700	8,301
Swiss Re AG	Switzerland	46,000	4,798
TMX Group, Ltd.	Canada	77,981	6,730
UBS Group AG *	Switzerland	818,100	9,287
Zurich Insurance Group AG	Switzerland	21,839	8,359

Total			133,482

Health Care (11.4%)
Bayer AG	Germany	136,652	9,635
Essilor International SA	France	70,424	10,151
Kyowa Hakko Kirin Co., Ltd.	Japan	172,500	3,347
Novo Nordisk AS - Class B	Denmark	251,898	12,950
Roche Holding AG	Switzerland	69,830	20,322
Santen Pharmaceutical Co., Ltd.	Japan	619,700	10,764
Sonic Healthcare, Ltd.	Australia	219,692	4,159
Terumo Corp.	Japan	276,800	8,909

Total			80,237

Industrials (14.6%)
51job, Inc. *	Cayman Islands	47,407	3,508
Brambles, Ltd.	Australia	828,443	6,374
Daikin Industries, Ltd.	Japan	83,800	10,990
GEA Group AG	Germany	189,586	5,119
Hitachi, Ltd.	Japan	207,000	7,702
Kubota Corp.	Japan	530,000	8,012
Legrand SA	France	106,836	7,625
Malaysia Airports Holdings Bhd	Malaysia	690,600	1,427
Melrose Industries PLC	United Kingdom	1,362,349	3,377
RELX PLC	United Kingdom	270,488	6,436
Ritchie Bros Auctioneers, Inc.	Canada	106,493	4,245
Ryanair Holdings PLC *	Ireland	38,525	2,557
Schindler Holding AG	Switzerland	30,708	6,867
Schneider Electric SE	France	171,975	15,089
TOTO, Ltd.	Japan	174,100	6,513
Wolters Kluwer NV	Netherlands	70,017	5,112
Yamato Holdings Co., Ltd.	Japan	150,100	2,257

Total			103,210

Research International Core Portfolio

Common Stocks (98.6%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (10.6%)
Amadeus IT Group SA	Spain	97,810	7,006
Cadence Design Systems, Inc. *	United States	40,529	2,678
Check Point Software Technologies, Ltd. *	Israel	53,215	5,827
Constellation Software, Inc.	Canada	4,036	4,031
EPAM Systems, Inc. *	United States	20,620	3,759
Fujitsu, Ltd.	Japan	55,900	4,475
Just Eat PLC *	United Kingdom	417,581	3,431
Kyocera Corp.	Japan	72,300	4,483
Mastercard, Inc. - Class A	United States	20,162	5,475
Mellanox Technologies, Ltd. *	Israel	37,006	4,056
Nomura Research Institute, Ltd.	Japan	377,000	7,500
Samsung Electronics Co., Ltd.	South Korea	118,509	4,860
Scout24 AG	Germany	58,898	3,357
Silicon Motion Technology Corp., ADR	Cayman Islands	76,396	2,701
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	937,189	8,256
Telefonaktiebolaget LM Ericsson - Class B	Sweden	373,524	2,985

Total			74,880

Materials (8.3%)
Akzo Nobel NV	Netherlands	110,360	9,838
Croda International PLC	United Kingdom	134,633	8,045
Kansai Paint Co., Ltd.	Japan	167,100	3,881
Linde PLC	Ireland	87,022	16,883
Nitto Denko Corp.	Japan	97,800	4,707

Common Stocks (98.6%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Sika AG	Switzerland	47,972	7,018
Symrise AG	Germany	83,894	8,153

Total			58,525

Real Estate (2.4%)
Grand City Properties SA	Luxembourg	351,115	7,899
LEG Immobilien AG	Germany	76,396	8,743

Total			16,642

Utilities (3.6%)
APA Group	Australia	556,384	4,304
China Resources Gas Group, Ltd.	Bermuda	700,000	3,461
CLP Holdings, Ltd.	Hong Kong	527,000	5,537
Iberdrola, SA	Spain	874,104	9,085
Orsted A/S	Denmark	34,657	3,221

Total			25,608

Total Common Stocks (Cost: $625,356)			695,489

Short-Term Investments (1.3%)
Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#	United States	9,140,398	9,140

Total			9,140

Total Short-Term Investments (Cost: $9,140)			9,140

Total Investments (99.9%) (Cost: $634,496)@			704,629

Other Assets, Less Liabilities (0.1%)			512

Net Assets (100.0%)			705,141

Investments Percentage by Country is based on Net Assets:

Japan	20.0%
Switzerland	13.7%
France	10.2%
United Kingdom	9.6%
Germany	6.3%
Other	40.1%
Total	99.9%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $634,496 and the net unrealized appreciation of investments based on that cost was $70,133 which is comprised of $114,864 aggregate gross unrealized appreciation and $44,731 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$25,737	$4,574	$—
Information Technology	66,624	8,256	—
All Others	590,298	—	—
Short-Term Investments	9,140	—	—

Total Assets:	$691,799	$12,830	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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